Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Summarized Financial Data

Unaudited summarized financial data by quarter for 2012 and 2011 (in millions, except per share amounts):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Operating revenues	$6,037	$6,452	$6,429	$5,937
Operating income (loss)	(89)	142	51	3
Net earnings (loss)	(1,660)	(241)	(238)	263
Earnings (loss) per share:
Basic	(4.95)	(0.72)	(0.71)	0.78
Diluted	(4.95)	(0.72)	(0.71)	0.69
2011
Operating revenues	$5,533	$6,114	$6,376	$5,956
Operating income (loss)	(232)	(78)	39	(783)
Net earnings (loss)	(436)	(286)	(162)	(1,095)
Earnings (loss) per share:
Basic	(1.31)	(0.85)	(0.48)	(3.27)
Diluted	(1.31)	(0.85)	(0.48)	(3.27)